Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	Mobileye N.V.
Entity Central Index Key	0001607310
Trading Symbol	mbly
Document Type	F-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2014